LAW OFFICES ELIAS, MATZ, TIERNAN & HERRICK L.L.P. 12TH FLOOR 734 15TH STREET, N.W. WASHINGTON, D.C. 20005 TELEPHONE: (202) 347-0300 FACSIMILE: (202) 347-2172 WWW.EMTH.COM October 29, 2004 VIA EDGAR	CORRESP.

Christian Windsor

Senior Attorney

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Home Federal Bancorp, Inc. of Louisiana
Registration Statement on Form SB-2
File No. 333-119026

Dear Mr. Windsor:

Attached for filing on behalf of Home Federal Bancorp, Inc. of Louisiana (the “Registrant”) is a complete copy of Pre-Effective Amendment No. 1 (the “Amendment”) to the Registration Statement on Form SB-2 previously filed by the Registrant. The Amendment is being filed in accordance with the requirements of Regulation S-T.

The Amendment reflects responses to the comments of the Staff set forth in a letter (the “Comment Letter”), dated October 14, 2004, to Daniel R. Herndon, President and Chief Executive Officer of the Registrant. For ease of reference, the responses correspond numerically to each of Staff’s comments from the Comment Letter. References to page numbers in the responses below are to the black-lined, hard copy of the Amendment which is being provided supplementally to the Staff.

1.	The net proceeds at the minimum, maximum and maximum, as adjusted, of $11,333,810, $15,466,190 and $17,842,308, respectively, presented on the cover page match the numbers in the third row of the pro forma table on page 26.

2.	The cover page has been revised to more clearly disclose the preference in granting subscriptions.

Christian Windsor

U.S. Securities and Exchange Commission

October 29, 2004

3.	The requested revision has been made in the first sentence of the second paragraph under the risk factor entitled “Higher Interest Rates Would Hurt Profitability” on page 11. We believe an appropriate cross-reference is already present at the end of the second paragraph under this risk factor.

4.	The risk factors entitled “There is Strong Competition Among Banks and Other Financial Institutions” and “We Will Have Broad Discretion Over the Use of the Proceeds from the Offering” have been deleted. The other referenced risk factors have been revised to include specific disclosure of how Home Federal would be affected.

5.	The noted risk factor (page 14) has been revised to include a reference to the advance notice requirements for stockholder nominations and proposals.

6.	The noted risk factor and its heading (page 15) have been revised to clarify why regulations that make a takeover of the holding company prohibitive or more difficult would represent a risk to a potential investor.

7.	The requested disclosure has been provided in footnotes 3 and 4 on page 27.

8.	The loan and asset shrinkage was part of Home Federal’s strategy to invest loan proceeds in marketable securities rather than in long-term lower rate loans for portfolio. In addition, deposits decreased as Home Federal’s funding needs decreased. Expanded disclosure with respect to these decreases and management’s interest-rate risk strategy has been provided on page 36.

9.	Disclosure has been revised on pages 1 and 34, and disclosure has been added on page 36 in response to this comment.

10.	Disclosure has been added on page 46 in response to this comment.

11.	Additional disclosure has been provided on page 47 in response to this comment. Management does not intend to expand its consumer product offerings significantly. Instead, management intends to focus on increasing the volume of its present consumer product offerings.

12.	Additional disclosure has been provided on page 58 in response to this comment.

13.	Additional disclosure has been provided on page 59 in response to this comment.

14.	The disclosure in the “Regulation” section of the prospectus has been revised, where appropriate, to reflect the compliance by Home Federal Savings with the pertinent regulation or requirement.

Christian Windsor

U.S. Securities and Exchange Commission

October 29, 2004

15.	Disclosure has been added on page 68 in response to this comment. Since the tax returns for years through December 31, 2000 may no longer be audited, we do not believe that this poses a risk.

16.	The disclosure on page 69 has been revised to address this comment.

17.	Please be advised that Home Federal Savings does not have any loans in excess of $60,000 to any of the persons listed in Item 404(c) of Regulation S-B. As revised, the disclosure complies with instruction 3 to Item 404 under Regulation S-K.

18.	Additional disclosure has been provided on page 74 in response to this comment.

19.	The heading on page 81 has been revised in response to this comment.

20.	We believe the disclosure in the first full paragraph on page 83 clarifies why we limit our opinion. Based on such factors and since we are not aware of any judicial opinions or official IRS positions on whether or not subscription rights have value, we have come to a reasoned conclusion instead of an absolute conclusion on this issue.

21.	The reference has been deleted in response to this comment.

22.	We note the comment and assume the reference to page 67 was intended to be pages 6-7 in the Summary section of the initial filing. We believe the disclosure under the sections “How We Determined the Price Per Share and the Offering Range” on pages 2-5 and pages 90-94 details the differences between Home Federal Bancorp and its peer group on a price to earnings multiple basis, a price to book value ratio basis and a price to tangible book value basis assuming a 40% stock issuance a 100% stock issuance. We also believe the second full paragraph under the table on page 4 and the first paragraph on page 93 disclose the rationale for the offerings of newly converting savings associations at some discount to their pro forma book value per share. Finally, we note the disclosure in the carryover paragraph on pages 4 and 5 and the third paragraph on page 93 setting forth the adjustments due to our market area, liquidity, our to be issued common stock, financial condition and earnings. As a result, we have not made any revisions to the disclosure in these sections.

23.

The only officers or directors of Home Federal Savings that will participate in the sale of the common stock of Home Federal Bancorp will not be: (i) subject to a statutory disqualification; (ii) compensated in connection with his or her participation by the payment of commissions or other remuneration based either directly or indirectly on transactions in Home Federal Bancorp’s common stock; and (iii) an associated person of a broker or dealer at the time of his or her participation. The officers and directors

Christian Windsor

U.S. Securities and Exchange Commission

October 29, 2004

will limit their activities to those activities enumerated in paragraph 4(iii) of Rule 3a4-1.

24.	As disclosed on the front cover, Home Federal Bancorp will hold all funds of subscribers in a segregated interest-bearing account at Home Federal Savings. The Registrant believes that segregation procedures are consistent with those considered by the Division of Market Regulation in the no-action letter to Trident Securities, Inc., dated November 29, 1985, and therefore comply with Rule 15c2-4. In particular, the Registrant notes that the offering process is closely monitored by the Office of Thrift Supervision, which the Registrant believes provides adequate assurance that funds will be promptly returned in the event that the Registrant fails to sell the minimum number of shares.

25.	A revised report of the independent auditor has been provided in response to this comment.

26.	The requested revision to the consolidated statements of cash flows has been made.

27.	The requested revision to the noted accounting policy footnote has been made.

28.	The requested expansion of Note C has been provided.

29.	Additional disclosure has been provided in Note C in response to this comment.

30.	The amount of purchased loans which were originated by third party mortgage originators is presently disclosed in the last sentence of Note N under “Interest Rate Floors and Caps.”

31.	The required legal and tax opinions have been filed as part of this Amendment.

Closing Comments

The closing comments are noted.

*    *    *

We trust that the enclosed responds sufficiently to the staff’s comments as set forth in the Comment Letter. Please do not hesitate to call me at the above-listed number if there are any questions on the Amendment or if I can be of assistance in any way.

Christian Windsor

U.S. Securities and Exchange Commission

October 29, 2004

As always, the staff’s cooperation is greatly appreciated.

Very truly yours,

/s/ Kevin M. Houlihan
Kevin M. Houlihan

cc:	Daniel R. Herndon

Raymond A. Tiernan